Share-Based Compensation & Warrants (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2018	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted	240,000
Options cancelled	451,158
Share-based Payment Arrangement, Noncash Expense	$ 2,185,615	$ 334,584
Warrants outstanding	80,000			0
Warrants issued	80,000
Warrants exercise price	$ 5.75
Public Offering [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues	1,600,000
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted	1,872,918
Share Stock Award [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted			16,667
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 2,185,615	$ 334,584
Stock Options [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted		166,667
Non Statutory Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense	$ 1,172,500	$ 1,157,500
Non Statutory Stock Options [Member] | Board Of Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted	133,333
Non Statutory Stock Options [Member] | Consultant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option granted	333,334